February 12, 2021

VIA EDGAR

EDGAR Operations Branch
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ETF Managers Group Commodity Trust I

Registration Statement on Form S-1

CIK - 0001610940

Ladies and Gentlemen:

Enclosed for filing electronically is the Registration Statement on Form S-1 for ETF Managers Group Commodity Trust I (the “Trust”). This filing is being made to register shares of the Breakwave Dry Bulk Shipping ETF pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1232.

Very truly yours,

/s/ Eric Simanek

Enclosures